Discontinued operations and Assets held for sale (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Discontinued operations and Assets classified as held for sale
Assets classified as held for sale	$ 38,677
Liabilities classified as held for sale	$ 5,869